COMMITMENTS AND CONTINGENCIES (Details Narrative) ¥ in Thousands	Dec. 02, 2022 USD ($)	Nov. 10, 2022 USD ($)	Sep. 03, 2021 USD ($)	Jan. 05, 2022 USD ($)	Jan. 05, 2022 CNY (¥)
Zhihua [Member]
Schedule of Investments [Line Items]
Unpaid contractual price			$ 48,744
Loss contingency, damages value			26,095
Loss contingency, damages paid, value			$ 26,095
AUFP [Member]
Schedule of Investments [Line Items]
Loss contingency, damages paid, value		$ 50,740
Loss contingency lawsuit filing	$ 66,066	$ 60,147
AUFP [Member]
Schedule of Investments [Line Items]
Principal amount				$ 18,090,000.00	¥ 115,000